ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016
                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 102%

Convertible Preferred Stock - 12%
United States - 12%


Affiliated Managers Group,Inc. 2.575%         23,160   1,260,773
   Due 10-15-37
Bunge Limited 4.875%			      20,000   1,898,200
Chesapeake Energy 5.750% (144A) (b)              250     133,457
Cowen Group, Inc. 5.625%                         940     705,000
Energy XXI (Bermuda) Ltd. 5.625% (a)           4,585           0
Iridium Communications 6.750%                  1,925     576,657
Iridium Communications 7.000%                  3,800     385,700
Jones Energy 8.000%                           10,000     655,000
New York Community Bancorp Trust 3.000%       11,000     550,550
   Due 11-01-51
Schulman (A.) Inc. 6.000%                        400     328,012

Total Convertible Preferred Stock (cost $7,553,533)    6,493,349

Convertible Bonds - 76%

Canada-1%
B2Gold Corporation 3.250%
  Due 10-01-18                               525,000     538,781
Silver Standard Resources, Inc. 2.875%
  Due 02-01-2033                             550,000     543,125

     Total Canada                                      1,081,906


Germany-7%
Siemens AG (Reg S)                         3,000,000   3,390,000
  1.650% Due 08-16-19 (e)

Israel-4%
Teva Pharm (Series C) 0.250%               1,700,000   2,028,950
   Due 02-01-26 (d)

Norway-1%
Golden Ocean Group Limited (Reg S)           800,000     578,000
  3.070% Due 01-30-19 (e)


United States - 63%
Aceto Corporation (144A) 2.000%              824,000     753,259
   Due 11-01-20 (b)
Air Lease Corporation 3.875%                 400,000     496,520
   Due 12-01-18
Alcoa, Inc. 1.625%                           140,000     149,625
   Due 10-15-19
Alon USA Energy, Inc. 3.000%                 800,000     766,520
   Due 09-15-18
Altra Holdings, Inc.                         260,000     311,038
   2.750% Due 03-01-31
AmTrust Financial Services, Inc.             205,000     177,966
   Due 12-15-44
Amyris, Inc. (144A) 6.500%                   730,000     270,100
   Due 05-15-19 (b)
Ashland, Inc. 6.500% 		           2,260,000   1,985,749
   Due 06-30-29
Blackhawk Network Holdings, Inc. (144A)      495,000     472,527
   1.500% Due 01-15-22 (b)
Carriage Services (144A) 2.750%              690,000     810,750
   Due 03-15-21 (b)
Chesapeake Energy Corporation (144A)         730,000     733,103
   5.500% Due 09-15-26 (b)
Ciena Corporation 3.750%                     650,000     824,232
   Due 10-15-18
Cinedigm Corporation (144A)                  570,000     209,817
   5.500% Due 04-15-35 (b)
Citrix System, Inc. 0.500%                   840,000     951,636
   Due 04-15-19
Colony Financial, Inc. 3.875%              1,000,000     973,125
   Due 01-15-21 (d)
Corenergy Infrastructure Trust               900,000     914,063
   7.000% Due 06-15-20
Cowen Group, Inc. (144A)                     380,000     370,975
   3.000% Due 03-15-19 (b)
Dycom Industries, Inc. (144A) 0.750%         500,000     574,500
   Due 09-15-21 (b)(d)
EnerNOC, Inc. (144A) 2.250%                1,325,000     975,531
   Due 08-15-19 (b)(d)
Extra Space Storage, Inc. 3.125%             450,000     485,055
   Due 10-01-35
Global Eagle Entertainment, Inc. 2.750%      225,000     187,313
   Due 02-15-35
Greenbrier Companies 3.500%                  800,000     909,000
   Due 04-01-18
Harmonic, Inc. (144A) 4.000%               1,100,000   1,382,980
   Due 12-01-20 (b)
Iconix Brand Group, Inc.                     135,000     116,691
   1.500% Due 03-15-18
Intel Corporation (144A) 3.250%            1,400,000   2,562,840
   Due 08-01-39 (b)(d)
Janus Capital Group, Inc. 0.750%             250,000     342,025
   Due 07-15-18
Johnson & Johnson                            580,000     943,254
   0.000% Due 07-28-20 (c)(d)
Kaman Corporation (144A) 3.250%              505,000     676,725
   Due 11-15-17 (b)
KEYW Holding Corporation 2.500%              300,000     292,500
   Due 07-15-19 (d)
Laboratory Corporation of America Holdings   200,000     368,000
   0.000% Due 09-11-21 (c)(d)
LAM Research Corporation 1.250%              125,000     199,544
   Due 05-15-18
Liberty Media 1.375%                       1,500,000   1,573,125
   Due 10-15-23
Molina Healthcare, Inc. 1.625%               500,000     594,688
   Due 08-15-44
Pernix Therapeutics Holdings (144A)          530,000     172,250
   4.250% Due 04-01-21 (b)
Portfolio Recovery Associates, Inc. 3.000%   750,000     678,946
   Due 08-01-20
Priceline.com 1.000%                       1,470,000   2,326,936
   Due 03-15-18 (d)
Salesforce.com, Inc.  0.250%                 850,000   1,018,725
   Due 04-01-18 (d)
Spectranetics Corporation 2.625%             615,000     653,437
   Due 06-01-34
Stillwater Mining Company                    875,000   1,055,469
   1.750% Due 10-15-32 (d)
SunEdison, Inc. 2.000%                       570,000      32,775
   Due 10-01-18
TCP Capital Corporation (144A) 4.625%        290,000     293,277
   Due 03-01-22 (b)
Teligent, Inc. 3.750%                        469,000     451,999
   Due 12-15-19
TerraVia Holdings 6.000%                     180,000     120,600
   Due 02-01-18
TerraVia Holdings 5.000%                     690,000     362,250
   Due 10-01-19
Trinity Industries, Inc. 3.875%              920,000   1,104,000
   Due 06-01-36
Tutor Perini Corporation (144A) 2.875%       200,000     208,750
   Due 06-15-21 (b)
Vishay Intertechnology, Inc. 2.250%           25,000      21,852
   Due 05-15-41
Vitamin Shoppe, Inc. (144A) 2.250%            60,000      57,000
   Due 12-01-20 (b)
Weatherford International Limited 5.875%     500,000     562,200
   Due 07-01-21
WebMD Health Corporation 2.500%              170,000     177,118
   Due 01-31-18
WebMD Health Corporation (144A) 2.625%       310,000     301,281
   Due 06-15-23 (b)


        Total United States                           32,926,641

Total Convertible Bonds (cost $39,296,889)            40,005,497

Corporate Bonds - 3%
United States - 3%
MIG, LLC Senior Secured Notes 17.500%
Due 12-31-16 (a)                          5,158,766    1,547,630

Total Corporate Bonds (cost $4,303,511)                1,547,630

Common Stock - 7%
Bahamas - 1%
Vedanta Resources                           162,493      614,337

China - 0%
Emerald Plantation Holdings (c)             180,362       20,742

United States - 6%
Cumulus Media, Inc. (c)                   1,638,078      540,402
Emmis Communication (c)                     116,230      470,732
Radio One, Inc. (Class D) (c)               379,365    1,149,476
School Specialty, Inc. (c)                    6,777      759,024

      Total United States                              2,919,634

      Total Common Stock (cost $6,830,880)             3,554,713

WARRANTS - 3%
United States - 3%

Bank of America, $13.30 Stike price,         50,000      231,000
   expire 1-16-19 (c)
Capital One Financial Corporation,
   $42.13 strike price, expire 11-14-18 (c)   2,400       73,032
General Motors Corporation-Class B
   $18.33 strike price, expire 07-10-19 (c)  80,600    1,125,176
Kinder Morgan Energy Partners,
   $40.00 strike price,expire 05-25-17 (c)  920,000       13,800
MIG, LLC, $225.00 strike price,
   expire 12-31-16 (c)                        1,076            0


      Total Warrants(cost $3,676,370)                  1,443,008

Puts - 1%
United States - 1%
SPY, $215.00put price, expire 01-20-17          350      222,075

Total puts (cost $534,933)                               222,075

Escrow - 0%
China - 0%
Sino Forest Corporation escrow            1,180,000        2,212

Total Escrow (cost $8,867)                                 2,212

TOTAL INVESTMENTS (cost $62,204,983)                 $53,268,484

INVESTMENTS SOLD SHORT - 1%
Short Stock - 1%
United States - 1%
Chesapeake Energy Corporation                (9,900)    $(62,073)
Harmonic, Inc.                              (73,000)    (432,890)

Total short stock (proceeds $387,419)                    (494,963)

TOTAL INVESTMENTS SOLD SHORT (proceeds $387,419)        $(494,963)


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2016.


FAIR VALUE MEASUREMENTS
FASB ASC Topic 820, Fair Value Measurement ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

*	Level 1 - quoted prices in active markets for identical
        securities
*	Level 2 - other significant observable inputs
        (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
*	Level 3 - significant unobservable inputs (including
        the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the inputs used to value the Fund's investments as of September 30, 2016:

	              Level 1     Level 2      Level 3       Total

Convertible
Preferred Stock            $0   $6,493,349         $0   $6,493,349
Convertible Bonds           0   40,005,497          0   40,005,497
Corporate Bonds             0            0  1,547,630    1,547,630
Common Stock        2,160,610      779,766    614,337    3,554,713
Warrants            1,443,008            0          0    1,443,008
Puts                  222,075            0          0      222,075
Escrow                      0            0      2,212        2,212

Total Investments  $3,825,693  $47,278,612 $2,164,179  $53,268,484


The following table summarizes the Fund's common stock industry concentrations as of September 30, 2016:

                     Level 1       Level 2    Level 3       Total

Diversified
Metals & Mining           $0             $0   $614,337    $614,337
Paper & Forest
Products                   0         20,742          0      20,742
Broadcasting
& Cable            2,160,610              0          0   2,160,610
Retail -
Specialty                  0        759,024          0     759,024


Total
Common Stock      $2,160,610       $779,766   $614,337  $3,554,713




The following table summarizes the inputs used to value the Fund's securities sold short as of September 30, 2016:

                     Level 1        Level 2    Level 3     Total

Common Stock
  Communications
  Equipment         $432,890            $0         $0   $432,890
  Oil - Integrated   $62,073            $0         $0    $62,073

Total securities
sold short          $494,963            $0         $0   $494,963



The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
                         Corporate                 Common
                            Bonds                   Stock
Balance as of
December 31, 2015	  $1,547,630  		  $329,438
Realized gain (loss)               0                     0
Net change in
appreciation
(depreciation)                     0               284,899
Purchases                          0                     0
Sales/return of capital            0                     0
Transfers into Level 3             0                     0
Transfers out of Level 3           0                     0

Balance as of
September 30, 2016        $1,547,630              $614,337

                              Term
                             Loans                   Escrow
Balance as of
December 31, 2015         $1,282,534                $2,242
Realized gain                  1,536                     0
Net change in
appreciation                  17,517                   (30)
Purchases                          0                     0
Sales/return
of capital                (1,301,587)                    0
Transfers into Level 3             0                     0
Transfers out of Level 3           0                     0

Balance as of
September 30, 2016                $0                $2,212

For the nine months ended September 30, 2016, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Corporate        Common       Term
Bonds            Stock        Loan        Escrow
$ 0           $ 284,899       $ 0         $ (30)

The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the nine months ended september 30, 2016, there were no transfers between Levels 1, 2 and 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2016. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description  Fair Value as of    Valuation   Unobservable    Amount/
Assets:    September 30, 2016    Technique   Inputs          Range

Corporate
Bonds             $1,547,630     Discount    Impact of
                                 to asset    recapitalization
                                 valuation   and liquidity     70%
                                 analysis
Common
Stock               $614,337     Discount to
                                 comparable   Liquidity
                                 securities   discount         50%

Escrow                $2,212     Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 convertible bonds is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815,
Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the nine months ended September 30, 2016, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants.The fair value of warrants as of September 30,2016 was $1,443,008 and is included in investments on the schedule of investment.

During the nine months ended September 30, 2016, the Fund held call options which are considered derivative instruments under Topic
815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. The Fund did hold any call options as of September 30, 2016.

As of and during the nine months ended September 30, 2016, the Fund held put options which are considered derivative instruments under Topic 815. Put options are an agreement that gives the Fund the right (but not the obligation) to sell a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of put options. The fair value of put options as of September 30, 2016 was $222,075 and is included in investments on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations.
The following table summarizes the net realized loss and net changein unrealized depreciation on derivative instruments for the nine months ended September 30, 2016:

                                                   Change in
                           Net Realized       Net Unrealized
Derivative                  Gain (Loss)         Depreciation
Warrants                      $135,485              $341,444
Call options                  (168,360)               58,960
Put options                          0               312,858

                             $(32,875)            $(595,342)


The following table summarizes derivative transactions instruments for the nine months ended September 30, 2016:
                                         Call           Put
                          Warrants     Options       Options
Held as of
December 31, 2015         1,056,356       400             0
Purchased                    54,050         0           350
Sold/excercised             (56,330)     (400)            0

Held as of
September 30, 2016        1,054,076         0           350



FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the nine months ended September 30, 2016, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.